Standish, Ayer & Wood Investment Trust
                        Standish Controlled Maturity Fund

                       Statement of Assets and Liabilities
                            June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments, at value (Note 1A) (identified cost,
    $21,798,596)                                                   $ 21,552,285
  Receivable for investments sold                                           116
  Interest receivable                                                   240,913
  Deferred organization costs (Note 1E)                                   2,374
  Prepaid expenses                                                        3,326
                                                                   ------------
    Total assets                                                     21,799,014

Liabilities
  Payable for Fund shares redeemed                     $3,316,421
  Distributions payable                                    60,239
  Options written, at value (Note 6) (premiums
    received, $1,777)                                         354
  Accrued accounting, custody and transfer agent fees       6,317
  Accrued trustees' fees and expenses (Note 2)              1,676
  Accrued expenses and other liabilities                    7,839
                                                       ----------
    Total liabilities                                                 3,392,846
                                                                   ------------
Net Assets                                                         $ 18,406,168
                                                                   ============
Net Assets consist of:
  Paid-in capital                                                  $ 18,846,737
  Accumulated net realized loss                                        (243,471)
  Undistributed net investment income                                    47,790
  Net unrealized depreciation                                          (244,888)
                                                                   ------------
Total Net Assets                                                   $ 18,406,168
                                                                   ============
Shares of beneficial interest outstanding                               936,646
                                                                   ============
Net Asset Value, offering price and redemption price
  per share (Net Assets/Shares outstanding)                        $      19.65
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Controlled Maturity Fund

                             Statement of Operations
               For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
  Interest income                                                   $ 727,500
                                                                    ---------
    Total investment income                                           727,500

Expenses
  Investment advisory fee (Note 2)                       $  33,000
  Accounting, custody and transfer agent fees               36,113
  Legal and audit services                                  10,989
  Registration fees                                          7,112
  Trustees' fees and expenses (Note 2)                       3,189
  Insurance expense                                          2,257
  Amortization of organization expenses (Note 1E)            1,159
  Miscellaneous                                              3,110
                                                         ---------
    Total expenses                                          96,929

Deduct:
  Reimbursement of Fund operating expenses (Note 2)        (30,928)
  Waiver of investment advisory fee (Note 2)               (33,000)
                                                         ---------
  Total expense deductions                                 (63,928)
                                                         ---------
    Net expenses                                                       33,001
                                                                    ---------
      Net investment income                                           694,499
                                                                    ---------
Realized and Unrealized Gain (Loss) on Investments
  Net realized gain (loss)
    Investment security transactions                      (135,065)
    Financial futures contracts                              2,023
                                                         ---------
      Net realized loss                                              (133,042)
  Change in unrealized appreciation (depreciation)
    Investment securities                                 (132,220)
    Written options                                          1,423
                                                         ---------
      Net change in unrealized depreciation                          (130,797)
                                                                    ---------
    Net realized and unrealized loss                                 (263,839)
                                                                    ---------
Net Increase in Net Assets from Operations                          $ 430,660
                                                                    =========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Controlled Maturity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         Six Months Ended      Year Ended
                                                           June 30, 1999      December 31,
                                                            (Unaudited)           1998
                                                         -----------------   --------------
Increase (Decrease) in Net Assets
From Investment Operations
  Net investment income                                     $    694,499     $  1,545,299
  Net realized loss                                             (133,042)          (1,724)
  Change in unrealized depreciation                             (130,797)        (127,618)
                                                            ------------     ------------
  Net increase in net assets from investment operations          430,660        1,415,957
                                                            ------------     ------------
Distributions to Shareholders (Note 1F)
  From net investment income                                    (645,073)      (1,561,525)
                                                            ------------     ------------
  Total distributions to shareholders                           (645,073)      (1,561,525)
                                                            ------------     ------------
Fund Share (Principal) Transactions (Note 4)
  Net proceeds from sale of shares                             2,525,543       27,446,026
  Value of shares issued to shareholders in payment of
    distributions declared                                       523,314        1,249,284
  Cost of shares redeemed                                    (11,007,493)     (15,886,520)
                                                            ------------     ------------
  Net increase (decrease) in net assets from Fund share
    transactions                                              (7,958,636)      12,808,790
                                                            ------------     ------------
Total Increase (Decrease) in Net Assets                       (8,173,049)      12,663,222

Net Assets
  At beginning of period                                      26,579,217       13,915,995
                                                            ------------     ------------
  At end of period (including undistributed net
    investment income and distributions in excess of
    net investment income of $47,790 and $1,636
    respectively)                                           $ 18,406,168     $ 26,579,217
                                                            ============     ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish Controlled Maturity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                            Six Months
                                              Ended              Year Ended December 31,
                                          June 30, 1999    ------------------------------------
                                           (Unaudited)      1998(1)    1997      1996     1995+
                                          --------------   -------   -------   -------   ------
Net Asset Value, Beginning of Period          $ 19.87      $ 19.95   $ 19.99   $ 20.24   $20.00
                                              -------      -------   -------   -------   ------
Investment Operations:
  Net investment income*                         0.65         1.25      1.34      1.27     0.57
  Net realized and unrealized gain
    (loss) on investments                       (0.27)       (0.16)    (0.04)    (0.27)    0.24
                                              -------      -------   -------   -------   ------
Total from investment operations                 0.38         1.09      1.30      1.00     0.81
                                              -------      -------   -------   -------   ------
Less Distributions to Shareholders:
  From net investment income                    (0.60)       (1.17)    (1.34)    (1.24)   (0.57)
  From net realized gain on investments            --           --        --     (0.01)      --
                                              -------      -------   -------   -------   ------
Total distributions to shareholders             (0.60)       (1.17)    (1.34)    (1.25)   (0.57)
                                              -------      -------   -------   -------   ------
Net Asset Value, End Of Period                $ 19.65      $ 19.87   $ 19.95   $ 19.99   $20.24
                                              =======      =======   =======   =======   ======

Total Return                                     1.93%        5.58%     6.66%     5.13%    4.20%
Ratios/Supplemental Data:
  Expenses (to average daily net
    assets)*                                     0.30%++      0.30%     0.37%     0.40%    0.40%++
  Net Investment Income (to average
    daily net assets)*                           6.32%++      6.19%     6.60%     6.60%    6.29%++
  Portfolio Turnover                               42%         145%      %94       107%     127%
  Net Assets, End of Period (000's
    omitted)                                  $18,406      $26,579   $13,916   $12,525   $8,868

----------
* For the periods indicated, the investment adviser did not impose all or a portion of its advisory fee and/or reimbursed a portion of the Fund's operating expenses. If this voluntary reduction had not been taken, the investment income per share and the ratios would have been: reimbursed a portion of the Fund's operating expenses. If this voluntary reduction had not been taken, the investment income per share and the ratios would have been:

Net investment income per share               $  0.58      $  1.15   $  1.18   $  1.11   $ 0.38
Ratios (to average daily net assets):
  Expenses                                       0.88%++      0.81%     1.28%     1.25%    2.51%++
  Net investment income                          5.74%++      5.68%     5.69%     5.75%    4.18%++

(1)   Calculated based on average shares outstanding.
+     For the period from July 3, 1995 (start of business) to December 31, 1995.
++    Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Controlled Maturity Fund

               Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Par         Value
Security                                        Rate     Maturity     Value*     (Note 1A)
--------------------------------------------------------------------------------------------
BONDS AND NOTES -- 99.6%

Asset Backed -- 27.2%

Advanta Mortgage Loan Trust 1997-4 A4          6.660%   03/25/2022  $   50,000  $     49,717
Amresco Residential Securities 1998-2 B1A(a)   6.243%   06/25/2028     750,000       704,297
BankBoston Home Equity Loan 1998-1 A2          6.220%   02/25/2013     450,000       448,453
Delta Funding Home Equity Loan 1998-1 2A(a)    5.133%   05/25/2030     112,035       111,790
Equicredit Home Equity 1995-4 A2               6.350%   10/15/2009       2,424         2,424
Equicredit Home Equity 1997-1 A4 ERISA         7.160%   03/15/2013     325,000       328,847
First USA 1998-1 C 144A                        6.500%   05/18/2003     450,000       441,703
Gulf States Auto Grantor Trust 1996-B A        6.600%   05/25/2003     127,453       127,533
Independent National Mortgage Corp. 1998-2 A2  6.170%   12/25/2011     350,000       348,687
Premier Auto Trust 1997-1B ERISA               6.550%   09/06/2003     350,000       350,630
Standard Credit Card 1998-1 A6(a)              6.737%   03/23/2003     500,000       493,750
TMS Home Equity Trust 1998-1 AV1(a)            5.163%   06/15/2029     129,216       129,054
Toyota Auto Lease 1997-A B                     6.750%   09/25/2001     500,000       499,200
UCFC Home Equity Loan Trust 1993-B A1          6.075%   07/25/2014     322,910       316,956
UCFC Home Equity Loan Trust 1996 A1 A5         6.500%   03/15/2016     312,880       312,684
World Omni Auto Lease 1997-A B Non-ERISA 144A  7.300%   06/25/2003     346,534       349,756
                                                                                ------------
Total Asset Backed (Cost $5,086,933)                                               5,015,481
                                                                                ------------
Collateralized Mortgage Obligations -- 0.0%

Collateralized Mortgage Obligation Trust
13-A(a)                                        5.500%   01/20/2003       4,307         4,286
                                                                                ------------
Total Collateralized Mortgage Obligations
  (Cost $4,275)                                                                        4,286
                                                                                ------------
Corporate -- 41.8%

Bank Bonds -- 4.3%

Ahmanson H.F. & Co. Sub. Notes                 9.875%   11/15/1999     350,000       355,131
MBNA Corp. Sr Medium Term Notes                6.500%   09/15/2000     225,000       225,578
Sovereign Bancorp                              6.750%   07/01/2000     200,000       200,892
                                                                                ------------
                                                                                     781,601
                                                                                ------------
Financial -- 22.5%

AT& T Capital Corp.                            6.250%   05/15/2001     300,000       296,595
Avalon Bay Comm Notes                          6.500%   07/15/2003     500,000       488,125
Bear Stearns Co.                               0.065%   08/01/2002     300,000       298,470
Carramerica Realty Corp.                       6.625%   10/01/2000     160,000       158,861
Chartwell Real Estate Holdings Senior Notes   10.250%   03/01/2004     650,000       675,429
Chelsea GCA Realty                             7.750%   01/26/2001     450,000       452,137
Conseco Inc.                                   6.400%   02/10/2003     600,000       569,052
Lehman Brothers Holding Inc.                   6.000%   02/26/2001     350,000       346,759
Reliance Group Holdings Corp.                  9.000%   11/15/2000     400,000       407,668
Salomon Brothers, Inc. Senior Notes            7.750%   05/15/2000      75,000        76,128
Spieker Properties REIT                        6.650%   12/15/2000      75,000        75,112
Wellsford Residential Property REIT(a)         5.369%   11/24/1999     250,000       250,000
Wellsford Residential Property REIT            7.250%   08/15/2000      50,000        49,945
                                                                                ------------
                                                                                   4,144,281
                                                                                ------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish Controlled Maturity Fund

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Par         Value
Security                                        Rate     Maturity     Value*     (Note 1A)
--------------------------------------------------------------------------------------------
Industrial Bonds -- 15.0%

COMDISCO Inc. Notes NCL                        6.000%   01/30/2002  $  500,000  $    492,965
DeepTech International                        12.000%   12/15/2000     400,000       421,774
Enterprise Corp. 144A Notes                    7.000%   06/15/2000     250,000       252,048
Ford Motor Credit                              8.200%   02/15/2002     350,000       365,082
IMC Global                                     7.400%   11/01/2002     475,000       479,931
News America Holdings                          7.450%   06/01/2000     175,000       177,133
TRW Inc. 144A                                  6.500%   06/01/2002     250,000       246,563
Tele-Commun Inc.                               8.250%   01/15/2003     300,000       317,838
                                                                                ------------
                                                                                   2,753,334
                                                                                ------------
Total Corporate (Cost $7,779,734)                                                  7,679,216
                                                                                ------------
Government/Other -- 5.8%

Yankee Bonds -- 5.8%

Banco Latinoamericano 144A Notes               6.500%   04/02/2001     300,000       299,805
Edperbrascan Ltd. Notes                        7.375%   10/01/2002     325,000       324,789
Tyco International                             6.125%   06/15/2001     450,000       447,620
                                                                                ------------
Total Government/Other (Cost $1,082,398)                                           1,072,214
                                                                                ------------
Non-Agency -- 2.7%

Pass Thru Securities -- 2.7%

MLMI Mortgage Inv. 1995-C2 D Non-ERISA         7.495%   06/15/2021     296,814       295,894
Resolution Trust Corp. 1995-1 A2C ERISA        7.500%   10/25/2028     202,730       202,350
                                                                                ------------
Total Non-Agency (Cost $506,725)                                                     498,244
                                                                                ------------
U.S. Government Agency -- 3.5%

Pass Thru Securities -- 3.5%

FHLMC Gold 5 Yr                                7.000%   08/01/1999       7,950         8,002
FNMA                                           6.000%   05/01/2029     325,032       305,325
GNMA                                           9.000%   12/15/2017     309,130       329,220
                                                                                ------------
Total U.S. Government Agency (Cost $651,586)                                         642,547
                                                                                ------------
U.S. Treasury Obligations -- 18.6%

Treasury Notes -- 18.6%

U.S. Treasury Note                             5.625%   11/30/2000   2,670,000     2,677,102
U.S. Treasury Note                             6.250%   10/31/2001     500,000       507,110
U.S. Treasury Note                             6.625%   04/30/2002     225,000       230,976
                                                                                ------------
Total U.S. Treasury Obligations
(Cost $3,460,233)                                                                  3,415,188
                                                                                ------------
TOTAL BONDS AND NOTES (COST $18,571,884)                                          18,327,176
                                                                                ------------

                                                                     Contract
                                                                       Size
                                                                    ----------
PURCHASED OPTIONS -- 0.0%

UST 5.5% Call, Strike Price 100.4609, 8/9/99                             1,900           207
                                                                                ------------
TOTAL PURCHASED OPTIONS (COST $1,810)                                                    207
                                                                                ------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish Controlled Maturity Fund

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Par         Value
Security                                        Rate     Maturity     Value      (Note 1A)
--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 17.5%

Commercial Paper -- 16.9%

Anheuser Busch                                 5.180%   07/01/1999  $  220,000  $    220,000
BP America                                     5.700%   07/01/1999   1,000,000     1,000,000
Bemis CP                                       5.750%   07/01/1999   1,000,000     1,000,000
Union Carbide Corp.                            6.050%   07/01/1999     900,000       900,000
                                                                                ------------
                                                                                   3,120,000
                                                                                ------------
Repurchase Agreements -- 0.6%

Prudential-Bache Repurchase Agreement, dated
6/30/99, due 7/1/99, with a maturity value of
$104,913 and an effective yield of 4.10%,
collateralized by a U.S. Government Agency
Obligation with a rate of 5.00%, a maturity
date of 11/15/00 and a market value of
$110,559.                                                                            104,902
                                                                                ------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,224,902)                                     3,224,902
                                                                                ------------

TOTAL INVESTMENTS -- 117.1% (COST $21,798,596)                                  $ 21,552,285

Other Assets, Less Liabilities -- (17.1%)                                         (3,146,117)
                                                                                ------------

NET ASSETS -- 100.0%                                                            $ 18,406,168
                                                                                ============

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
MLMI - Merrill Lynch Mortgage Investors, Inc.
NCL - Non-callable
REIT - Real Estate Investment Trust
UCFC - United Companies Financial Corporation
UST - United States Treasury
* Denominated in United States currency except for foreign country specific bonds which are denominated in their respective local currency.
(a) Variable Rate Security; rate indicated is as of 6/30/99.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Controlled Maturity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Controlled Maturity Fund (the "Fund") is a separate diversified investment series of the Trust.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B. Repurchase agreements

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. Securities transactions and income

      Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium on debt securities when required for federal income tax purposes.

      D. Federal taxes

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      At December 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers were $5,003 and $88,743 which will expire on December 31, 2004 and 2005, respectively. The Fund elected to defer to its fiscal year ending December 31, 1999, $15,434 of losses recognized during the period November 1, 1998 to December 31, 1998.

                     Standish, Ayer & Wood Investment Trust
                        Standish Controlled Maturity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      E. Deferred organization expense

      Costs incurred by the Fund in connection with its organization and initial registration are being amortized, on a straight-line basis, through June, 2000.

      F. Distributions to shareholders

      Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The differences are primarily due to differing treatment of asset and mortgage backed securities. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income and accumulated net realized gain
      (loss).

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory administrative services, and general office facilities, is paid monthly at the annual rate of 0.30% of the Fund's average daily net assets. SA&W voluntarily agreed to waive its investment advisory fee and to limit the Fund's total operating expenses to 0.30% of the Fund's average daily net assets for the six months ending June 30, 1999. Pursuant to this agreement, SA&W voluntarily waived $33,000 of its investment advisory fee and reimbursed the Fund for $30,928 of operating expenses. The Trust pays no compensation directly to its trustees who are affiliated with SA&W or to is officers, all of whom, receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(3)   Purchases and Sales of Investments:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 1999 were as follows:

                                                         Purchases      Sales
                                                         ----------  -----------
      U.S. Government Securities                         $3,023,005  $ 5,425,394
                                                         ----------  -----------
      Investments (non-U.S.Government Securities)        $5,969,740  $10,972,897
                                                         ==========  ===========

(4)   Shares of Beneficial Interest:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                         Six Months Ended
                                                          June 30, 1999        Year Ended
                                                           (Unaudited)      December 31, 1998
                                                         ----------------   -----------------
      Shares sold                                             126,769           1,364,193
      Shares issued to shareholders in payment of
        distributions declared                                 26,567              62,459
      Shares redeemed                                        (554,641)           (786,222)
                                                             --------           ---------
      Net increase (decrease)                                (401,305)            640,430
                                                             ========           =========

      At June 30, 1999, three shareholders were record owners of approximately 20%, 21%, and 39% of the total outstanding shares of the Fund, respectively.

                     Standish, Ayer & Wood Investment Trust
                        Standish Controlled Maturity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1999, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                                $21,798,596
                                                                    ===========
      Gross unrealized appreciation                                      12,026
      Gross unrealized depreciation                                    (258,337)
                                                                    -----------
      Net unrealized depreciation                                   $  (246,311)
                                                                    ===========

(6)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      A summary of such transactions for the six months ended June 30, 1999.

      Written Call Option Transactions
      --------------------------------------------------------------------------
                                                 Number of Contracts    Premiums
                                                 -------------------    --------
      Outstanding, beginning of period                    0              $    0
      Options written                                     1               1,777
                                                         ---             ------
      Outstanding, end of period                          1              $1,777
                                                         ===             ======

      Futures contracts

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Fund deposits either in cash or


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                     Standish, Ayer & Wood Investment Trust
                        Standish Controlled Maturity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      There were no outstanding futures contracts at June 30, 1999.


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